Events Occurring After the Reporting Date	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Events Occurring After the Reporting Date
NOTE 29. EVENTS OCCURRING AFTER THE REPORTING DATE
The capital raising conducted in June 2021
(Two-Tranche
Placement) included:

•	Tranche 1 placement of 26.4m shares

•	Tranche 2 placement of 89.0m shares

•	Share Purchase Plan (SPP) offer to eligible shareholders
At the Annual General Meeting (AGM) on July 26, 2021, the Shareholders of the Company:

•	ratified Tranche 1 Shares (26.4m shares) which were issued on 28 June 2021.

•	approved the issue of Tranche 2 shares (89.0m shares) which were issued to Shareholders on July 30, 2021.
The SPP shares (13.8m shares) were issued
on July 23, 2021.
On September 29, 2021 the company announced it has received a €2,126,617 (~ A$3,431,000) research and development (R&D) tax incentive payment in cash from the French Government under its Crédit d’Impôt Recherche scheme (CIR). The cash payment is provided in respect of expenditure incurred on eligible R&D activities conducted in European Union in the 2020 calendar year.
No other matter or circumstance has arisen since June 30, 2021, that has significantly affected the Group’s operations, results, or state of affairs, or may do so in future years.